SUBSEQUENT EVENTS (Narrative) (Details) - USD ($)								1 Months Ended
	Sep. 13, 2021	Aug. 04, 2021	Aug. 03, 2021	Jul. 08, 2021	Jul. 02, 2021	Jul. 01, 2021	Dec. 02, 2019	Aug. 31, 2021	Aug. 25, 2021	Aug. 19, 2021	Aug. 17, 2021
Subsequent Event [Line Items]
Principal amount							$ 149,546
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued for services									150,000
Stock price at date of issuance									$ 1.23
Subsequent Event [Member] | Westworld Capital [Member]
Subsequent Event [Line Items]
Principal amount	$ 100,000				$ 300,000	$ 50,000		$ 100,000			$ 100,000
Accrued interest	$ 4,178				$ 7,533	$ 370		$ 3,867			$ 3,444
No of shares issued in conversion of debt	168,311				171,722	28,405		85,546			63,403
Conversion price per share	$ 1.23				$ 1.79	$ 1.79		$ 1.21			$ 1.63
Subsequent Event [Member] | Anargyros Arty Mandalas [Member]
Subsequent Event [Line Items]
Number of shares issued		20,000
Stock price at date of issuance		$ 2.07
Subsequent Event [Member] | David Smulowitz [Member]
Subsequent Event [Line Items]
Number of shares issued		20,000
Stock price at date of issuance		$ 2.07
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Lallande Poydras [Member]
Subsequent Event [Line Items]
Number of convertible securities issued				400,000
Total investment				$ 1,000,000
Stock price at date of issuance				$ 2.50
Received from Lallande				$ 535,850
Amount due				$ 464,150
Subsequent Event [Member] | Services Agreement [Member] | TraDigital Marketing Group [Member]
Subsequent Event [Line Items]
Number of shares issued			25,000
Stock price at date of issuance			$ 2.26
Subsequent Event [Member] | SBC Investments [Member] | Horizon Aircraft Inc. [Member]
Subsequent Event [Line Items]
Number of shares issued										2,000,000
Stock price at date of issuance										$ 1.00